UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
 (Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Address of principal executive offices) (Zip code)

Andrea Stimmel, Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Name and address of agent for service)

651-222-8478
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2018

Shares	Security Description	Fair Value
	COMMON STOCKS 98.1%
	COMMUNICATION SERVICES 7.5%
172,000	Alphabet Inc (a)	$205,276,840
1,215,000	Walt Disney Co/The	142,082,100
		347,358,940
	CONSUMER DISCRETIONARY 1.5%
380,000	Gentherm Inc (a)	17,271,000
80,000	Home Depot Inc/The	16,572,000
395,000	Target Corp	34,842,950
		68,685,950
	CONSUMER STAPLES 5.2%
1,610,000	General Mills Inc	69,101,200
4,310,000	Hormel Foods Corp	169,814,000
		238,915,200
	ENERGY 1.9%
85,000	Core Laboratories NV (c)	9,845,550
1,315,000	Schlumberger Ltd (c)	80,109,800
		89,955,350
	FINANCIALS 11.9%
800,000	American Express Co	85,192,000
1,170,000	Associated Banc-Corp	30,420,000
435,000	Charles Schwab Corp/The	21,380,250
1,255,000	Great Western Bancorp Inc	52,948,450
1,540,000	Principal Financial Group Inc	90,228,600
4,095,000	US Bancorp/MN	216,256,950
1,020,000	Wells Fargo & Co	53,611,200
		550,037,450
	HEALTH CARE 23.0%
1,975,000	Abbott Laboratories	144,886,000
295,000	Baxter International Inc	22,741,550
680,000	Bio-Techne Corp	138,794,800
395,000	Eli Lilly & Co	42,387,450
1,210,000	Johnson & Johnson	167,185,700
1,880,000	Medtronic PLC (e)	184,935,600
1,900,000	Pfizer Inc	83,733,000
3,530,000	Roche Holding AG (d)	106,464,800
305,000	UnitedHealth Group Inc	81,142,200
700,000	Zimmer Holdings Inc	92,029,000
		1,064,300,100
	INDUSTRIALS 26.4%
875,000	3M Co	184,371,250
1,055,000	CH Robinson Worldwide Inc	103,305,600
3,010,000	Donaldson Co Inc	175,362,600
1,910,000	Fastenal Co	110,818,200
395,000	Generac Holdings Inc (a)	22,281,950
2,820,000	Graco Inc	130,678,800
905,000	Honeywell International Inc	150,592,000
1,220,000	nVent Electric PLC (c)	33,135,200
1,110,000	Pentair PLC (c)	48,118,500
143,000	Proto Labs Inc (a)	23,130,250
215,000	Snap-on Inc	39,474,000
735,000	Tennant Co	55,823,250
1,685,000	Toro Co/The	101,049,450
375,000	United Parcel Service Inc, Class B	43,781,250
		1,221,922,300

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2018

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 10.8%
836,000		Badger Meter Inc	$44,266,200
1,290,000		Corning Inc	45,537,000
1,280,000		Cray Inc (a)	27,520,000
1,400,000		Fiserv Inc (a)	115,332,000
116,000		Littelfuse Inc	22,955,240
855,000		Microsoft Corp	97,786,350
90,000		Motorola Solutions Inc	11,712,600
180,000		NVE Corp	19,058,400
870,000		QUALCOMM Inc	62,666,100
335,000		Visa Inc	50,280,150
			497,114,040
		MATERIALS 8.5%
1,740,000		Bemis Co Inc	84,564,000
1,430,000		Ecolab Inc	224,195,400
1,590,000		HB Fuller Co	82,155,300
			390,914,700
		REAL ESTATE 1.4%
570,000		CoreSite Realty Corp	63,349,800

		TOTAL COMMON STOCKS	$4,532,553,830
		(cost $2,280,486,526)

		SHORT-TERM INVESTMENTS 1.8%
84,847,133		First American Government Obligations Fund, Class Z, 1.98% (b)	$84,847,133
		(cost $84,847,133)

		TOTAL INVESTMENTS 99.9%	$4,617,400,963
		(cost $2,365,333,659)

		OTHER ASSETS AND LIABILITIES (NET) 0.1%	5,147,839

		TOTAL NET ASSETS 100.0%	$4,622,548,802

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
	(c)	Foreign security denominated in U.S. dollars. As of September 30, 2018, these securities represented $171,209,050 or 3.7% of total net assets.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs & Power, Inc. (the “Adviser”).

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 31.4%
	CORPORATE BONDS 28.4%
	COMMUNICATION SERVICES 1.2%
$500,000	CenturyLink Inc	6.150%	09/15/19	$509,375
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,008,030
1,000,000	Viacom Inc	4.250%	09/01/23	1,006,816
1,150,000	AT&T Inc	3.800%	03/01/24	1,138,682
2,000,000	Viacom Inc	3.875%	04/01/24	1,964,961
1,000,000	CBS Corp	3.500%	01/15/25	953,209
2,000,000	Comcast Corp	4.250%	01/15/33	1,960,631
1,000,000	Verizon Communications Inc	4.400%	11/01/34	975,183
1,000,000	AT&T Inc	4.500%	05/15/35	934,264
				10,451,151
	CONSUMER DISCRETIONARY 2.5%
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	995,342
1,000,000	Ford Motor Credit Co LLC	2.375%	03/12/19	997,068
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,045,411
555,000	Kohl’s Corp	4.000%	11/01/21	559,047
1,000,000	eBay Inc	3.800%	03/09/22	1,007,365
500,000	Whirlpool Corp	4.700%	06/01/22	515,919
1,000,000	Block Financial LLC	5.500%	11/01/22	1,037,607
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	977,075
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	999,271
2,702,000	LKQ Corp	4.750%	05/15/23	2,697,272
500,000	Hyatt Hotels Corp	3.375%	07/15/23	488,103
1,000,000	Advance Auto Parts Inc	4.500%	12/01/23	1,016,482
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	972,548
500,000	Tiffany & Co	3.800%	10/01/24	499,509
2,000,000	Coach Inc	4.250%	04/01/25	1,981,866
250,000	General Motors Co	4.000%	04/01/25	239,466
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	972,661
1,500,000	Ford Motor Credit Co LLC	4.134%	08/04/25	1,417,542
1,064,000	Block Financial LLC	5.250%	10/01/25	1,071,206
1,000,000	Ford Motor Co	4.346%	12/08/26	941,143
1,000,000	General Motors Co	4.200%	10/01/27	943,291
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	963,554
				22,338,748
	CONSUMER STAPLES 0.8%
2,250,000	Land O’ Lakes Inc (g)	6.000%	11/15/22	2,344,829
1,000,000	Walgreens Boots Alliance Inc	3.800%	11/18/24	987,576
500,000	Land O’ Lakes Inc (g)	7.250%	07/14/27	520,000
1,949,000	Land O’ Lakes Capital Trust I (g)	7.450%	03/15/28	2,119,537
1,000,000	Land O’ Lakes Inc (g)	7.000%	12/18/28	1,012,500
				6,984,442
	ENERGY 1.0%
1,170,000	ONEOK Inc	4.250%	02/01/22	1,185,357
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	139,721
500,000	Western Gas Partners LP	4.000%	07/01/22	497,817
1,020,000	TechnipFMC PLC (c)	3.450%	10/01/22	993,701
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,464,394
2,300,000	Murphy Oil Corp (f)	6.875%	08/15/24	2,434,840
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	503,970
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,014,840
500,000	Murphy Oil Corp	5.875%	12/01/42	439,286
				8,673,926

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 12.1%
$500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	$504,665
500,000	Royal Bank of Scotland Group PLC (c)	5.250%	02/15/19	495,186
500,000	BB&T Corp	6.850%	04/30/19	511,815
250,000	WR Berkley Corp	6.150%	08/15/19	256,390
500,000	Protective Life Corp	7.375%	10/15/19	520,964
500,000	Credit Suisse/New York NY (c)	5.400%	01/14/20	513,159
500,000	Prospect Capital Corp	4.000%	01/15/20	493,598
500,000	Morgan Stanley	5.500%	01/26/20	514,943
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	515,068
450,000	Compass Bank	5.500%	04/01/20	462,079
1,000,000	HSBC Holdings PLC (c)	3.400%	03/08/21	998,052
1,000,000	Nationwide Financial Services Inc (g)	5.375%	03/25/21	1,034,540
500,000	Markel Corp	5.350%	06/01/21	521,056
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,032,470
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	523,498
500,000	Aflac Inc	4.000%	02/15/22	509,277
3,000,000	Primerica Inc	4.750%	07/15/22	3,095,967
2,833,000	Infinity Property & Casualty Corp	5.000%	09/19/22	2,905,939
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,001,032
1,000,000	Standard Chartered PLC (c)(g)	3.950%	01/11/23	978,760
500,000	First American Financial Corp	4.300%	02/01/23	495,344
2,000,000	Wells Fargo & Co	3.450%	02/13/23	1,964,576
4,073,000	Assurant Inc	4.000%	03/15/23	4,034,033
1,000,000	Markel Corp	3.625%	03/30/23	981,167
1,500,000	Citigroup Inc	3.500%	05/15/23	1,475,496
500,000	Morgan Stanley	4.100%	05/22/23	503,095
3,000,000	Liberty Mutual Group Inc (g)	4.250%	06/15/23	3,033,371
500,000	Assurant Inc	4.200%	09/27/23	497,214
500,000	Ameriprise Financial Inc	4.000%	10/15/23	507,450
500,000	CNA Financial Corp	7.250%	11/15/23	564,947
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	583,920
1,000,000	Moody’s Corp	4.875%	02/15/24	1,045,211
1,000,000	HSBC Holdings PLC (c)	4.250%	03/14/24	994,692
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,008,771
540,000	Wintrust Financial Corp	5.000%	06/13/24	531,033
2,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	2,319,672
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,045,460
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,474,004
1,500,000	Stifel Financial Corp	4.250%	07/18/24	1,498,000
1,000,000	Citigroup Inc	4.000%	08/05/24	991,926
3,000,000	Synchrony Financial	4.250%	08/15/24	2,898,401
1,000,000	Bank of America Corp	4.200%	08/26/24	1,004,675
2,800,000	Brown & Brown Inc	4.200%	09/15/24	2,780,604
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,057,648
2,000,000	TIAA Asset Management Finance Co LLC (g)	4.125%	11/01/24	1,977,650
3,000,000	American Express Co	3.625%	12/05/24	2,941,720
3,500,000	Associated Banc-Corp	4.250%	01/15/25	3,482,211
4,000,000	Kemper Corp	4.350%	02/15/25	3,929,693
1,050,000	TCF National Bank	4.600%	02/27/25	989,125
1,000,000	Compass Bank	3.875%	04/10/25	959,510
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	304,711
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,225,469
3,000,000	American International Group Inc	3.750%	07/10/25	2,917,387
1,000,000	Synchrony Financial	4.500%	07/23/25	964,773
2,000,000	Janus Capital Group Inc	4.875%	08/01/25	2,038,863

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$3,000,000	HSBC Holdings PLC (c)	4.250%	08/18/25	$2,943,259
4,000,000	Capital One Financial Corp	4.200%	10/29/25	3,908,775
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,550,850
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	1,992,570
1,000,000	Wells Fargo & Co	4.100%	06/03/26	988,483
2,000,000	MSCI Inc (g)	4.750%	08/01/26	1,985,000
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,146,351
500,000	Morgan Stanley	4.350%	09/08/26	496,143
1,000,000	Citigroup Inc	4.300%	11/20/26	985,857
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	992,633
4,000,000	Mercury General Corp	4.400%	03/15/27	3,851,917
250,000	Provident Cos Inc	7.250%	03/15/28	296,286
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	580,671
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	485,248
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	463,897
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	485,256
250,000	Citigroup Inc (f)	4.000%	06/27/34	234,464
538,000	Bank of America Corp	4.000%	08/15/34	502,873
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	858,954
300,000	Goldman Sachs Group Inc/The (f)	3.750%	05/31/36	268,908
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	486,607
500,000	Principal Financial Group Inc	4.350%	05/15/43	479,044
2,500,000	M&T Bank Corp (f)	5.13%	12/29/49	2,518,750
				106,913,076
	HEALTH CARE 1.6%
700,000	Express Scripts Holding Co	2.250%	06/15/19	696,763
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,028,693
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,001,049
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,006,340
2,000,000	Mylan Inc/PA	4.200%	11/29/23	1,978,255
500,000	Wyeth LLC	6.450%	02/01/24	570,833
3,000,000	Actavis Funding SCS (c)	3.800%	03/15/25	2,937,731
1,500,000	Baxalta Inc	4.000%	06/23/25	1,485,404
1,000,000	Celgene Corp	3.875%	08/15/25	985,134
1,000,000	Biogen Inc	4.050%	09/15/25	1,002,683
1,000,000	Express Scripts Holding Co	4.500%	02/25/26	1,008,958
				13,701,843
	INDUSTRIALS 2.0%
350,000	Lockheed Martin Corp	1.850%	11/23/18	349,588
65,000	Masco Corp	7.125%	03/15/20	68,269
500,000	IDEX Corp	4.200%	12/15/21	504,538
500,000	GATX Corp	4.750%	06/15/22	515,416
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	515,358
2,000,000	Dun & Bradstreet Corp/The (f)	4.625%	12/01/22	2,017,655
1,850,000	MasTec Inc	4.875%	03/15/23	1,836,125
1,000,000	GATX Corp	3.900%	03/30/23	991,175
500,000	Ingersoll-Rand Global Holding Co Ltd	4.250%	06/15/23	511,620
1,000,000	Flowserve Corp	4.000%	11/15/23	986,949
2,126,000	Air Lease Corp	4.850%	02/01/24	2,113,526
2,617,000	Oshkosh Corp	5.375%	03/01/25	2,695,510
2,000,000	Tennant Co	5.625%	05/01/25	2,025,000
500,000	Toro Co/The	7.800%	06/15/27	587,822
2,000,000	Eaton Corp	4.000%	11/02/32	1,978,604
				17,697,155

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INFORMATION TECHNOLOGY 3.8%
$500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	$504,356
81,000	Hewlett-Packard Co	3.750%	12/01/20	81,710
750,000	Hewlett-Packard Co	4.300%	06/01/21	766,065
2,000,000	NetApp Inc	3.375%	06/15/21	1,992,731
500,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	4.420%	06/15/21	507,538
2,000,000	Western Union Co/The	3.600%	03/15/22	1,977,190
500,000	Motorola Solutions Inc	3.750%	05/15/22	495,754
2,000,000	Symantec Corp	3.950%	06/15/22	1,961,334
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,013,245
1,000,000	DXC Technology Co	4.450%	09/18/22	1,015,890
1,025,000	Fiserv Inc	3.500%	10/01/22	1,019,817
2,000,000	Autodesk Inc	3.600%	12/15/22	1,977,156
1,352,000	Total System Services Inc	3.750%	06/01/23	1,340,097
500,000	Western Union Co/The	4.250%	06/09/23	498,547
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,103,270
1,000,000	Altera Corp	4.100%	11/15/23	1,033,032
1,000,000	Juniper Networks Inc	4.500%	03/15/24	1,016,903
500,000	Motorola Solutions Inc	4.000%	09/01/24	490,116
2,000,000	Lam Research Corp	3.800%	03/15/25	1,985,570
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	999,007
1,000,000	Juniper Networks Inc	4.350%	06/15/25	997,160
2,000,000	Hewlett Packard Enterprise Co (f)	4.900%	10/15/25	2,055,886
1,500,000	Dell International LLC / EMC Corp (g)	6.020%	06/15/26	1,603,248
4,000,000	Intel Corp	4.000%	12/15/32	4,061,002
1,500,000	Western Union Co/The	6.200%	11/17/36	1,526,032
				33,022,656
	MATERIALS 2.5%
500,000	Carpenter Technology Corp	5.200%	07/15/21	509,122
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	495,625
175,000	Mosaic Co/The	3.750%	11/15/21	174,889
500,000	Barrick Gold Corp (c)	3.850%	04/01/22	503,152
1,000,000	Domtar Corp	4.400%	04/01/22	1,011,348
1,000,000	RPM International Inc	3.450%	11/15/22	983,449
2,000,000	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	01/15/23	2,008,000
1,000,000	Carpenter Technology Corp	4.450%	03/01/23	988,728
1,402,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,423,234
2,000,000	Nucor Corp	4.000%	08/01/23	2,039,312
1,000,000	BP Capital Markets PLC (c)	3.994%	09/26/23	1,020,070
2,000,000	Mosaic Co/The	4.250%	11/15/23	2,020,586
1,000,000	International Paper Co	3.650%	06/15/24	988,350
1,000,000	Steel Dynamics Inc	5.500%	10/01/24	1,021,000
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	970,000
756,000	Eastman Chemical Co	3.800%	03/15/25	746,160
865,000	Union Carbide Corp	7.500%	06/01/25	1,002,120
200,000	Worthington Industries Inc	4.550%	04/15/26	198,737
782,000	HB Fuller Co	4.000%	02/15/27	703,800
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,198,084
1,000,000	Alcoa Inc	5.950%	02/01/37	993,125
1,000,000	Newmont Mining Corp	4.875%	03/15/42	973,425
				21,972,316
	REAL ESTATE 0.2%
1,000,000	CBRE Services Inc	5.250%	03/15/25	1,039,197
350,000	CBRE Services Inc	4.875%	03/01/26	356,911
				1,396,108

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	UTILITIES 0.7%
$250,000	South Jersey Gas Co	7.125%	10/22/18	$250,138
250,000	United Utilities PLC (c)	5.375%	02/01/19	251,867
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,014,889
1,565,000	National Fuel Gas Co	3.750%	03/01/23	1,534,457
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,071,415
550,000	Dominion Resources Inc/VA	3.625%	12/01/24	537,593
1,500,000	National Fuel Gas Co	3.950%	09/15/27	1,383,113
				6,043,472

	TOTAL CORPORATE BONDS			249,194,893

	ASSET BACKED SECURITIES 3.0%
111,749	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	01/12/19	112,308
203,757	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	04/15/19	204,776
419,644	Delta Air Lines 2012-1 Class B Pass Through Trust (g)	6.875%	05/07/19	426,987
383,445	America West Airlines 2000-1 Pass Through Trust	8.057%	07/02/20	408,139
432,539	American Airlines 2011-1 Class A Pass Through Trust	5.250%	01/31/21	444,996
327,143	Air Canada 2013-1 Class B Pass Through Trust (c)(g)	5.375%	05/15/21	334,078
668,837	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	11/20/21	689,304
362,390	United Airlines 2014-1 Class B Pass Through Trust	4.750%	04/11/22	364,746
164,818	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	173,059
255,048	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	08/01/22	268,439
597,640	Delta Air Lines 2007-1 Class B Pass Through Trust (g)	8.021%	08/10/22	656,985
53,895	United Airlines 2014-2 Class B Pass Through Trust	4.625%	09/03/22	54,068
470,814	American Airlines 2014-1 Class B Pass Through Trust	4.375%	10/01/22	468,413
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	12/01/22	992,600
559,048	US Airways 2010-1 Class A Pass Through Trust	6.250%	04/22/23	596,057
2,376,512	American Airlines 2015-1 Class B Pass Through Trust	3.700%	05/01/23	2,304,028
1,200,831	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	07/30/23	1,205,994
738,387	American Airlines 2015-2 Class B Pass Through Trust	4.400%	09/22/23	736,467
295,196	US Airways 2011-1 Class A Pass Through Trust	7.125%	10/22/23	324,154
3,123,673	American Airlines 2016-1 Class B Pass Through Trust	5.250%	01/15/24	3,188,021
1,012,044	Spirit Airlines Pass Through Trust 2015-1B	4.450%	04/01/24	1,007,490
1,436,951	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	10/29/24	1,440,113
1,061,775	American Airlines 2017-1 Class B Pass Through Trust	4.950%	02/15/25	1,074,410
842,611	United Airlines 2013-1 Class A Pass Through Trust	4.300%	08/15/25	855,840
955,808	American Airlines 2016-3 Class B Pass Through Trust	3.750%	10/15/25	922,929
743,675	US Airways 2013-1 Class A Pass Through Trust	3.950%	11/15/25	738,543
1,914,352	United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/26	1,813,848
1,963,700	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,923,837
1,563,792	American Airlines 2014-1 Class A Pass Through Trust	3.700%	10/01/26	1,527,199
396,809	American Airlines 2015-1 Class A Pass Through Trust	3.375%	05/01/27	380,659
551,889	American Airlines 2015-2 Class A Pass Through Trust	4.000%	09/22/27	549,075
169,269	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	09/22/27	164,072
116,629	Spirit Airlines Pass Through Trust 2015-1A	4.100%	04/01/28	116,186
				26,467,820

	TOTAL FIXED INCOME SECURITIES			$275,662,713
	(cost $278,021,188)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2018

Shares	Security Description	Fair Value
	COMMON STOCKS 65.8%
	COMMUNICATION SERVICES 4.3%
19,200	Alphabet Inc (a)	$22,914,624
125,000	Walt Disney Co/The	14,617,500
		37,532,124
	CONSUMER DISCRETIONARY 2.3%
67,000	Home Depot Inc/The	13,879,050
72,000	Target Corp	6,351,120
		20,230,170
	CONSUMER STAPLES 4.7%
166,000	General Mills Inc	7,124,720
77,000	Hershey Co/The	7,854,000
515,000	Hormel Foods Corp	20,291,000
57,000	Kimberly-Clark Corp	6,477,480
		41,747,200
	ENERGY 3.1%
78,000	Chevron Corp	9,537,840
76,000	Exxon Mobil Corp	6,461,520
186,000	Schlumberger Ltd (c)	11,331,120
		27,330,480
	FINANCIALS 10.9%
129,000	American Express Co	13,737,210
239,000	Associated Banc-Corp	6,214,000
103,000	Great Western Bancorp Inc	4,345,570
140,000	JPMorgan Chase & Co	15,797,600
271,000	Principal Financial Group Inc	15,877,890
27,000	Travelers Cos Inc/The	3,502,170
527,000	US Bancorp/MN	27,830,870
167,000	Wells Fargo & Co	8,777,520
		96,082,830
	HEALTH CARE 16.7%
285,000	Abbott Laboratories	20,907,600
57,000	Baxter International Inc	4,394,130
39,000	Bio-Techne Corp	7,960,290
98,500	Bristol-Myers Squibb Co	6,114,880
134,000	Eli Lilly & Co	14,379,540
167,000	Johnson & Johnson	23,074,390
273,000	Medtronic PLC (e)	26,855,010
267,000	Pfizer Inc	11,766,690
554,000	Roche Holding AG (d)	16,708,640
57,000	UnitedHealth Group Inc	15,164,280
		147,325,450
	INDUSTRIALS 15.4%
114,000	3M Co	24,020,940
153,000	CH Robinson Worldwide Inc	14,981,760
177,000	Donaldson Co Inc	10,312,020
80,000	Emerson Electric Co	6,126,400
117,000	Fastenal Co	6,788,340
367,000	Graco Inc	17,006,780
159,000	Honeywell International Inc	26,457,600
137,000	nVent Electric PLC (c)	3,720,920
137,000	Pentair PLC (c)	5,938,950
83,000	Toro Co/The	4,977,510
133,000	United Parcel Service Inc, Class B	15,527,750
		135,858,970

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2018

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 3.3%
244,000		Corning Inc	$8,613,200
25,000		International Business Machines Corp	3,780,250
73,000		Microsoft Corp	8,349,010
100,000		QUALCOMM Inc	7,203,000
5,500		Visa Inc	825,495
			28,770,955
		MATERIALS 4.8%
200,000		Bemis Co Inc	9,720,000
162,000		Ecolab Inc	25,398,360
136,000		HB Fuller Co	7,027,120
			42,145,480
		UTILITIES 0.3%
65,000		Xcel Energy Inc	3,068,650

		TOTAL COMMON STOCKS	$580,092,309
		(cost $353,355,825)

		SHORT-TERM INVESTMENTS 2.4%
21,104,682		First American Government Obligations Fund, Class Z, 1.98% (b)	$21,104,682
		(cost $21,104,682)

		TOTAL INVESTMENTS 99.6%	$876,859,704
		(cost $652,481,695)

		OTHER ASSETS AND LIABILITIES (NET) 0.4%	3,758,239

		TOTAL NET ASSETS 100.0%	$880,617,943

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
	(c)	Foreign security denominated in U.S. dollars. As of September 30, 2018, these securities represented $33,954,697 or 3.9% of total net assets.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2018.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund’s Board of Trustees.  As of September 30, 2018, these securities represented $24,335,029 or 2.8% of total net assets.

		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
		Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2018

Shares	Security Description	Fair Value
	COMMON STOCKS 98.4%
	COMMUNICATION SERVICES 2.6%
275,923	Marcus Corp/The	$11,602,562

	CONSUMER DISCRETIONARY 4.1%
264,085	Gentherm Inc (a)	12,002,664
906,700	Tile Shop Holdings Inc	6,482,905
		18,485,569
	CONSUMER STAPLES 3.1%
107,600	Casey’s General Stores Inc	13,892,236

	ENERGY 2.3%
162,600	Carrizo Oil & Gas Inc (a)	4,097,520
454,700	Oasis Petroleum Inc (a)	6,447,646
		10,545,166
	FINANCIALS 21.4%
558,461	Associated Banc-Corp	14,519,986
127,700	Cullen/Frost Bankers Inc	13,336,988
193,148	EMC Insurance Group Inc	4,774,619
363,200	Glacier Bancorp Inc	15,650,288
354,000	Great Western Bancorp Inc	14,935,260
97,325	QCR Holdings Inc	3,975,727
154,215	United Bankshares Inc/WV	5,605,715
193,312	United Fire Group Inc	9,814,450
165,800	Wintrust Financial Corp	14,083,052
		96,696,085
	HEALTH CARE 14.0%
84,200	Bio-Techne Corp	17,186,062
111,042	Calyxt Inc (a)	1,695,611
71,815	Cardiovascular Systems Inc (a)	2,810,839
307,700	Catalent Inc (a)	14,015,735
126,500	Inspire Medical Systems Inc (a)	5,323,120
87,593	IntriCon Corp (a)	4,922,727
194,400	Patterson Cos Inc	4,753,080
270,149	Premier Inc (a)	12,367,421
		63,074,595
	INDUSTRIALS 27.6%
121,000	AAR Corp	5,794,690
384,812	Actuant Corp	10,736,255
319,000	Apogee Enterprises Inc	13,181,080
291,468	Donaldson Co Inc	16,980,926
184,172	Generac Holdings Inc (a)	10,389,142
188,700	Graco Inc	8,744,358
204,200	Hub Group Inc, Class A (a)	9,311,520
168,900	Oshkosh Corp	12,032,436
42,200	Proto Labs Inc (a)	6,825,850
159,676	Raven Industries Inc	7,305,177
49,100	Snap-on Inc	9,014,760
170,795	Tennant Co	12,971,880
17,300	Toro Co/The	1,037,481
		124,325,555
	INFORMATION TECHNOLOGY 10.0%
209,765	Badger Meter Inc	11,107,057
249,240	Cray Inc (a)	5,358,660
229,609	CyberOptics Corp (a)	4,638,102
85,020	Digi International Inc (a)	1,143,519
138,400	FireEye Inc (a)	2,352,800
30,300	Littelfuse Inc	5,996,067
70,613	NVE Corp	7,476,504
176,080	Workiva Inc (a)	6,955,160
		45,027,869

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2018

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		MATERIALS 4.0%
111,300		Bemis Co Inc	$5,409,180
115,136		Hawkins Inc	4,772,387
155,600		HB Fuller Co	8,039,852
			18,221,419
		REAL ESTATE 5.8%
134,500		CoreSite Realty Corp	14,948,330
662,600		Physicians Realty Trust	11,171,436
			26,119,766
		UTILITIES 3.5%
29,503		ALLETE Inc	2,213,020
237,700		Black Hills Corp	13,807,993
			16,021,013

		TOTAL COMMON STOCKS	$444,011,835
		(cost $321,808,526)

		SHORT-TERM INVESTMENTS 1.6%
7,058,318		First American Government Obligations Fund, Class Z, 1.98% (b)	$7,058,318
		(cost $7,058,318)

		TOTAL INVESTMENTS 100.0%	$451,070,153
		(cost $328,866,844)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	(180,704)

		TOTAL NET ASSETS 100.0%	$450,889,449

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	September 30, 2018

Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund) and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2018, no securities were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2018

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by each Fund as of September 30, 2018:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,617,400,963	$601,196,991	$451,070,153
Level 2**	-	275,662,713	-
Level 3	-	-	-
Total	$4,617,400,963	$876,859,704	$451,070,153

*   All Level 1 investments are equity securities (common stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels and did not hold any Level 3 investments during the period ended September 30, 2018.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,525,479,693	$752,892,481	$344,328,020
Gross unrealized appreciation	$2,240,110,614	$236,331,664	$100,785,433
Gross unrealized depreciation	(51,292,987)	(8,929,281)	(11,764,179)
Net unrealized appreciation	$2,188,817,627	$227,402,383	$89,021,254
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	11,174,066	3,341,989	2,613,381
Total distributable earnings	$11,174,066	$3,341,989	$2,613,381
Other accumulated earnings	-	-	-
Total accumulated earnings	$2,199,991,693	$230,744,372	$91,634,635

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following company during the period ended September 30, 2018. As a result, this company is deemed to be an affiliate of the Growth Fund as defined by the 1940 Act. Transactions during the period in this security were as follows:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2018

	Share Activity
Security Name	Balance 12/31/17	Purchases	Sales	Balance 09/30/18	Dividend Income	Fair Value at 09/30/18	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
NVE Corp(1)	270,000	-	90,000	180,000	$700,000	$19,058,400	$4,843,952	$ 723,171

(1) Issuer was not an affiliate as of September 30, 2018 due to sales during the period.

Item 2. Controls and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title)        /s/ Mark L. Henneman
    Mark L. Henneman, President

Date         11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Mark L. Henneman
Mark L. Henneman, President
       (Principal Executive Officer)

Date         11/29/2018

By (Signature and Title)         /s/ Andrea C. Stimmel
     Andrea C. Stimmel, Treasurer
        (Principal Financial Officer)

Date         11/29/2018

* Print the name and title of each signing officer under his or her signature.